Accrued Expenses and Other Current Liabilities – As Restated	12 Months Ended
Dec. 31, 2020
Accrued Liabilities and Other Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities – As Restated

Note 13. Accrued Expenses and Other Current Liabilities – As Restated

Accrued expenses and other current liabilities consisted of the following at December 31, 2020 and 2019:

	December 31,
	2020 as restated	2019
	(in thousands)
Accrued professional services	$1,032	$120
Accrued compensation and related benefits	615	-
Refundable grant	175	175
Accrued liability for warrants exercised but not settled	4,282	-
Other accrued liabilities	160	205

	$6,264	$500

The accrued liability totaling $4.3 million for warrants exercised but not settled represents all warrants that were exercised as of December 31, 2020 under broker protects resulting in cash collection and share issuance being delayed until January 4, 2021.